Income Taxes - Schedule of Components of Income Tax Expense (Benefit) (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Schedule Of Components Of Income Tax Expense Benefit Abstract
Federal					$ 0	$ 0
State					17	40
International					406	0
Current income tax expense (benefit)					423	40
Deferred
Federal					0	0
State					0	0
International					(134)	(48)
Deferred income tax expense (benefit)					(134)	(48)
Total tax expense
Federal					0	0
State					17	40
International					272	(48)
Income tax provision	$ 586	$ 128	$ 1,214	$ 138	$ 289	$ (8)